Tax (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	3,541	3,850
Net deferred tax assets	8,652	8,561
Net deferred tax assets change	91
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(55)
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	18